UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: April 30

Date of reporting period: November 1, 2013 – January 31, 2014

Item 1.  Schedule of Investments.

AFA
Shares	Security Description	Value

Common Stock – 93.7%
Communications – 3.8%
1,550	Verizon Communications, Inc.	$74,431
Consumer Discretionary – 9.9%
1,000	Coach, Inc.	47,890
1,500	Darden Restaurants, Inc.	74,160
1,900	Murphy USA, Inc. (a)	73,606
		195,656
Consumer Staples – 12.5%
1,400	Alico, Inc.	51,128
1,000	Campbell Soup Co.	41,210
2,700	ConAgra Foods, Inc.	85,833
1,400	Dr. Pepper Snapple Group, Inc.	67,032
		245,203
Energy – 9.1%
1,000	Apache Corp.	80,260
300	Chevron Corp.	33,489
1,250	Patterson-UTI Energy, Inc.	32,112
3,200	Talisman Energy, Inc.	34,400
		180,261
Financials – 6.9%
7,500	Aegon NV, ADR	65,025
672	Allegheny Valley Bancorp	27,166
4,000	Susquehanna Bancshares, Inc.	43,320
		135,511
Health Care – 13.0%
1,000	Edwards Lifesciences Corp. (a)	65,120
1,000	Eli Lilly & Co.	54,010
2,200	Hanger, Inc. (a)	74,382
1,000	Osiris Therapeutics, Inc. (a)	15,610
500	Teleflex, Inc.	46,820
		255,942
Industrials – 10.1%
3,200	Aegion Corp. (a)	65,664
1,000	CH Robinson Worldwide, Inc.	58,540
4,900	II-VI, Inc. (a)	74,823
		199,027
Materials – 8.9%
1,750	Allegheny Technologies, Inc.	55,020
2,000	Freeport-McMoRan Copper & Gold, Inc.	64,820
1,250	The Mosaic Co.	55,825
		175,665
Technology – 19.5%
1,700	Blucora, Inc. (a)	43,537
3,200	Corning, Inc.	55,072
1,400	eBay, Inc. (a)	74,480
600	F5 Networks, Inc. (a)	64,200
300	Harris Corp.	20,802
500	International Business Machines Corp.	88,340
15,000	Schmitt Industries, Inc. (a)	38,700
		385,131
Total Common Stock (Cost $1,819,124)		1,846,827
Shares	Security Description	Value

Money Market Fund – 9.0%
177,801	Dreyfus Treasury Prime Cash Management, 0.00% (Cost $177,801) (b)	$177,801
Total Investments – 102.7% (Cost $1,996,925)*		$2,024,628
Other Assets & Liabilities, Net – (2.7)%		(52,825)
Net Assets – 100.0%		$1,971,803

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of January 31, 2014.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$83,862
Gross Unrealized Depreciation	(56,159)
Net Unrealized Appreciation	$27,703

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2014.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,846,827
Level 2 - Other Significant Observable Inputs	177,801
Level 3 - Significant Unobservable Inputs	-
Total	$2,024,628

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:           March 7, 2014

By:           /s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:           March 7, 2014